1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Notes
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business:

1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 325 branch offices located throughout the southeastern United States.  In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance.  Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health, the credit unemployment and the credit property insurance so written.

Basis of Consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.

Fair Values of Financial Instruments:

The following methods and assumptions are used by the Company in estimating fair values for financial instruments.

Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

Investment Securities.  The fair value of investment securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity investment securities are classified as Level 2 financial assets.  See additional information below regarding fair value under Accounting Standards Codification ("ASC") No. 820, Fair Value Measurements.  See Note 4 for fair value measurement of available-for-sale investment securities and for information related to how these securities are valued.

Senior Debt.  The carrying value of the Company's senior debt securities approximates fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 financial liability.

Subordinated Debt.  The carrying value of the Company's subordinated debt securities approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary materially from these estimates.

Income Recognition:

The Company categorizes it primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue, and (3) revenue from contracts with customers.

(1)Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, "Receivables".

(2)Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, "Financial Services - Insurance" which remains unchanged.

(3)Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges. An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts; however, state regulations often allow interest refunds to be made according to the "Rule of 78's" method for payoffs and renewals. Since the majority of the Company's accounts which have precomputed charges are paid off or renewed prior to maturity, the result is that most of the accounts effectively yield on a Rule of 78's basis.

Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans. These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method. Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis. Income is not accrued on a loan that is more than 60 days past due.

Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.

The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company's property and casualty insurance subsidiary. The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.

The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company's life insurance subsidiary. The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies. Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.

Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported claims. Reserves for claims totaled $5,291,972 and $5,361,761 at December 31, 2021 and 2020, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.

Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.

The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold. The Company sells the memberships as an agent for a third party. The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.

Depreciation and Amortization:

Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2021, 2020, and 2019 was $4,629,756, $4,837,876 and $4,906,380, respectively.

Restricted Cash:

Restricted cash consists of funds maintained in restricted accounts in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  Restricted cash also includes escrow deposits held by the Company on behalf of certain real estate mortgage customers.

	Year Ended December 31, (In thousands)
	2021	2020	2019
Cash and cash equivalents	$ 33,061	$ 59,214	$ 51,934
Restricted cash	7,306	8,465	6,525
Total cash, cash equivalents and restricted cash	$ 40,367	$ 67,679	$ 58,459

Impairment of Long-Lived Assets:

The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable.  When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.  Based on Management’s evaluation, there was no impairment of the carrying value of the long-lived assets, including property and equipment at December 31, 2021 or 2020.

Income Taxes:

The Financial Accounting Standards Board (“FASB”) issued ASC 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2021 and December 31, 2020, the Company had no uncertain tax positions.

The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 12).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, certain states do not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such states.

Collateral Held for Resale:

When the Company takes possession of collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Credit Losses.

Marketable Debt Securities:

Management has designated a significant portion of the Company’s investment securities held in the Company's investment portfolio at December 31, 2021 and 2020 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss) included in the consolidated statements of comprehensive income (loss).  Gains and losses on sales of securities designated as available-for-sale are determined based on the specific identification method.

Earnings per Share Information:

The Company has no contingently issuable common shares, thus basic and diluted earnings per share amounts are the same.

Recent Accounting Pronouncements:

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”).  This ASU amends existing guidance that requires an incurred loss impairment methodology that delays recognition until it is probable a loss has been incurred.  The new guidance requires measurement and recognition of an allowance for credit losses that estimates expected credit losses and applies to financial assets measured at amortized cost including financing receivables, as well as net investments in leases recognized by a lessor, off-balance sheet credit exposures and reinsurance recoverables.  The ASU was effective for annual and interim periods beginning after December 15, 2019.  The Company adopted this guidance as of January 1, 2020 using the modified retrospective approach.  Transition to the new ASU was through a cumulative-effect adjustment to beginning retained earnings as of January 1, 2020.  The following table illustrates the impact of adopting ASU 2016-13 and details how outstanding loan balances have been reclassified as a result of changes made to our primary portfolio segments under CECL.

	January 1, 2020
Assets	As Reported Under ASC 326	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption
	(in 000’s)	(in 000’s)	(in 000’s)
Loans:
Live Checks	$ 88,442	$ --	$ 88,442
Premier Loans	85,252	-	85,252
Other Consumer Loans	563,560	-	563,560
Real Estate Loans	37,255	-	37,255
Sales Finance Contracts	70,019	-	70,019
Total Portfolio Level	-	844,528	(844,528)

Unearned Finance Charges	118,748	118,748	-
Unearned Insurance Premiums & Comm	57,620	57,620	-
Allowance for Credit Losses	55,158	53,000	2,158
Total Net	$ 613,002	$ 615,160	$ (2,158)

Equity:
Retained Earnings	$ 249,553	$ 251,711	$ (2,158)

A cross-functional implementation team led by Finance and Accounting leadership was established to implement the new standard and develop a CECL compliant methodology and model.  Under the Company’s new model, loans with similar risk characteristics will be collectively evaluated in pools utilizing an open pool loss rate method, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting period.  This will then be adjusted utilizing a macroeconomic forecast and other qualitive factors, as appropriate, to fully reflect expected losses in the portfolio.  The Company expects ongoing variability in the allowance for credit losses under this new standard to be driven primarily by the growth of the loan portfolio, ratio of types of loans in the portfolio, credit quality of customers and macroeconomic environment and outlook at each reporting period.  See Note 2.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional accounting relief for the expected market transition from the use of the London Interchange Bank Offered Rate (“LIBOR”) to the proposed Secured Overnight Financing Rate (“SOFR”). The key provisions of optional relief include (1) accounting for contract modifications as a continuation of the existing contract without additional analysis and (2) continuing hedge accounting when certain critical terms of a hedging relationship change. The guidance in ASU No. 2020-04 will generally no longer be available to apply after December 31, 2022. There was no impact of ASU No. 2020-04 on the Company’s consolidated financial statements, as the Company’s loan agreements, where applicable, (note 6) provide for an Alternative Rate as published by the International Swaps and Derivatives Association and there were no contract modifications or amendments to the Company’s loan agreements.